Short-Term and Long-Term Debt - Additional Information (Detail)	12 Months Ended			12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011	Mar. 31, 2012 Euro Medium-Term Notes USD ($)	Mar. 31, 2012 Euro Medium-Term Notes JPY (¥)	Mar. 31, 2011 Euro Medium-Term Notes JPY (¥)	Apr. 30, 1999 Euro Medium-Term Notes USD ($)	Mar. 31, 1996 Euro Medium-Term Notes USD ($)	Mar. 31, 2012 Commercial paper USD ($)	Mar. 31, 2012 Commercial paper JPY (¥)
Debt Instrument [Line Items]
Weighted-average annual interest rates to short-term debt outstanding	3.00%	3.00%	3.70%
Committed to credit lines totaling/commercial paper program	$ 712,134,000	¥ 58,395,000,000							$ 1,463,415,000	¥ 120,000,000,000
Unused committed to credit lines totaling/commercial paper program	152,976,000	12,544,000,000							914,634,000	75,000,000,000
Euro Medium-Term Note Program							1,200,000,000	1,000,000,000
Issued Euro Medium-Term Note				354,817,000	29,095,000,000	14,427,000,000
Maximum borrowing capacity under program to issue variable term bonds	1,219,512,000	100,000,000,000
Market value adjustments related to long term debt	$ 21,829,000	¥ 1,790,000,000